Warrants (May Investors) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 30, 2009
Preferred Stock
Class of Warrant or Right [Line Items]
Preferred stock, shares outstanding (in shares)			266,657
May Investors
Class of Warrant or Right [Line Items]
Warrants exercised to purchase Common Stock (shares)	237,627
Warrants outstanding (shares)	0
Warrant liabilities	$ 0	$ 4,000,000
May Investors | Common Stock
Class of Warrant or Right [Line Items]
Common Stock issued (shares)	154,313
TARP
Class of Warrant or Right [Line Items]
Warrants to purchase Common Stock issued (shares)			645,138
Exercise price of warrants (in usd per share)			$ 62.00